Personnel costs (Tables)	12 Months Ended
Dec. 31, 2018
Personnel costs
Schedule of salaries, remuneration, social securities expenses and pension expenses

Note 33 Personnel costs

		2018			2017			2016
		Board of			Board of			Board of
		Directors	of which	Other	Directors	of which	Other	Directors	of which	Other
	Note	and CEO	bonus	employees	and CEO	bonus	employees	and CEO	bonus	employees
Sweden		74	25	1,800	40	9	1,655	31	6	1,395
Lithuania		6	1	144	5	1	113	4	—	81
Latvia		5	1	181	4	1	195	3	1	162
Estonia		3	1	78	2	1	66	2	2	58
Croatia		4	2	76	3	2	50	3	1	46
Germany		3	—	38	2	—	39	2	—	68
Netherlands		1	—	2	—	—	—	—	—	—
Austria		1	—	6	—	—	1	—	—	—
Luxembourg		3	—	4	3	—	3	3	1	3
		100	30	2,329	59	14	2,122	48	11	1,813
Discontinued operations	36	36	18	890	19	8	849	25	3	987
Total salaries and remuneration		136	48	3,219	78	22	2,971	73	14	2,800

		2018			2017			2016
			Social	of which		Social	of which		Social	of which
		Salaries and	security	pension	Salaries and	security	pension	Salaries and	security	pension
	Note	remunerations	expenses	expenses	remunerations	expenses	expenses	remunerations	expenses	expenses
Board and President		100	38	5	59	19	4	48	13	3
Other employees		2,329	1,073	306	2,122	947	273	1,813	759	202
		2,429	1,111	311	2,181	966	277	1,861	772	205
Discontinued operations	36	926	135	26	868	175	24	1,012	164	23
Total		3,355	1,246	337	3,049	1,141	301	2,873	936	228

Schedule of total pension expenses

	2018	2017	2016
Defined-benefit plans, retirement pension	28	33	31
Defined-benefit plans, survivors’ and disability pension	—	5	3
Defined-contribution plans	283	239	171
Total pension expenses	311	277	205

Schedule of defined benefit plans

	2018	2017	2016
Income statement
Current service costs	(27)	(33)	(27)
Net interest cost	—	(7)	2
Curtailments/settlements	(1)	7	(6)
	(28)	(33)	(31)
Special employer’s contribution	1	(3)	(10)
Net cost recognized in the income statement	(27)	(36)	(41)

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Balance sheet
Present value of funded obligations	(717)	(257)	(249)
Present value of non-funded obligations	(7)	—	—
Fair value of plan assets	466	286	303
Net	(258)	29	54
Special employer’s contribution	(27)	(22)	(21)
Net asset (+) / obligation (-) in balance sheet	(285)	7	33
of which assets	110	119	143
of which liabilities	(395)	(112)	(110)

	2018	2017	2016
Net asset (+) / obligation (-) at beginning of year	7	33	39
Net asset/obligation at beginning of year, acquired operations	(266)	—	—
Net cost	(27)	(36)	(41)
Payments	40	39	51
Actuarial gains/losses in other comprehensive income	(39)	(29)	(16)
Net asset (+) / obligation (-) in balance sheet at end of year	(285)	7	33

Schedule of important actuarial assumptions

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Important actuarial assumptions
Discount rate	2.3%	2.4%	2.8%
Annual salary increases	3.0%	3.0%	3.0%
Annual pension increases	3.0%	3.0%	3.0%
Long-term inflation assumption	2.0%	2.0%	2.0%
Average expected remaining years of employment	10 years	10 years	8 years

Schedule of remuneration for senior executives

	2018
	Basic	Variable	Share based	Other	Termination	Pension	Total
	salary	remuneration	payment costs	benefits	benefit	expenses	remuneration
CEO and President,
-Anders Nilsson	1.2	0.8	0.1	0.3	—	0.3	2.7
-Allison Kirkby	7.4	17.3	5.9	3.8	16.0	—	50.4
Other senior executives	30.9	43.1	12.6	5.2	10.6	11.9	114.3
Total salaries and remuneration to senior executives	39.5	61.2	18.6	9.3	26.6	12.2	167.4

At the end of the year, the group Other senior executives comprises of 14 (2017: 9 and 2016: 8) persons.

	2017
	Basic	Variable	Share based	Other	Termination	Pension	Total
	salary	remuneration	payment costs	benefits	benefit	expenses	remuneration
CEO and President,
-Allison Kirkby	7.8	6.4	2.5	3.0	—	—	19.7
Other senior executives	26.0	17.9	5.8	5.0	6.0	6.3	67.0
Total salaries and remuneration to senior executives	33.8	24.3	8.3	8.0	6.0	6.3	86.7

	2016
	Basic	Variable	Share based		Other	Termination	Pension	Total
	salary	remuneration	payment costs		benefits	benefit	expenses	remuneration
CEO and President,
-Allison Kirkby	7.7	6.2	0.4		2.3	—	—	16.6
Other senior executives	25.1	15.8	(3.0)	(1)	5.2	12.0	7.9	63.0
Total salaries and remuneration to senior executives	32.8	22.0	(2.6)		7.5	12.0	7.9	79.6
(1)	Including reversal of previous years’ costs for terminated share based programs of SEK (4.5) due to terminated employment.

Schedule of LTI rights for senior executives

	LTI 2018		LTI 2017
		Other senior		Other senior
	CEO	executives	CEO	executives
Number of share rights
Outstanding as of January 1, 2018			100,000	322,000
Reclassification of opening balances due to changes in leadership team			—	40,000
Allocated	200,000	441,000
Allocated, compensation for dividend	—	—	3,658	13,255
Adjustments for outcome of the performance conditions	(77,300)	(95,077)	(45,609)	(56,097)
Exercised	(22,700)	(27,923)	(58,049)	(71,404)
Total outstanding rights as of December 31, 2018	100,000	318,000	—	247,754

	LTI 2016		LTI 2015
		Other senior		Other senior
	CEO	executives	CEO	executives
Number of share rights
Outstanding as of January 1, 2018	109,322	213,187	36,950	35,227
Reclassification of opening balances due to changes in leadership team	—	17,494	—	9,393
Allocated, compensation for dividend	4,003	8,490	—	—
Adjustments for outcome of the performance conditions	(45,558)	(40,615)	(15,835)	(16,731)
Exercised	(67,767)	(63,083)	(21,115)	(27,889)
Total outstanding rights as of December 31, 2018	—	135,473	—	—

Schedule of total fee to board of directors

	Fees to the board			Fees to the board committees			Total fees
SEK	2018	2017	2016	2018	2017	2016	2018	2017	2016
Georgi Ganev	1,575,000	575,000	550,000	200,000	90,000	145,000	1,775,000	665,000	695,000
Andrew Barron	287,500	—	—	22,500	—	—	310,000	—	—
Sofia Arhall Bergendorff	575,000	575,000	550,000	—	—	—	575,000	575,000	550,000
Anders Björkman	575,000	575,000	—	45,000	45,000	—	620,000	620,000	—
Cynthia Gordon	575,000	575,000	550,000	55,000	110,000	—	630,000	685,000	550,000
Lorenzo Grabau	—	—	550,000	—	—	79,000	—	—	629,000
Irina Hemmers	—	575,000	550,000	—	110,000	105,000	—	685,000	655,000
Eva Lindqvist	287,500	—	—	55,000	—	—	342,500	—	—
Lars-Åke Norling	359,375	—	—	96,875	—	—	456,250	—	—
Eamonn O’Hare	575,000	575,000	550,000	—	—	—	575,000	575,000	550,000
Mike Parton	—	1,575,000	1,430,000	—	155,000	145,000	—	1,730,000	1,575,000
Carla Smits-Nusteling	575,000	575,000	550,000	220,000	220,000	210,000	795,000	795,000	760,000
Total fee to board members	5,384,375	5,600,000	5,280,000	694,375	730,000	684,000	6,078,750	6,330,000	5,964,000

Schedule of average fair value of share rights and participants at grant date

	Average fair
	value/share	Number of
	rights at grant	participants at	Measure
	date (in SEK)	grant date	period	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
LTI 2018	66 and 65	242	Apr 1, 2018 - Mar 31, 2021	1,482,420	—	—
LTI 2017	70	206	Apr 1, 2017 - Mar 31, 2020	1,050,018	1,373,574	—
LTI 2016	51	193	Apr 1, 2016 - Mar 31, 2019	801,040	1,065,265	1,195,370
LTI 2015	71	197	Apr 1, 2015 - Mar 31, 2018	—	736,609	837,616
LTI 2014	54	198	Apr 1, 2014 - Mar 31, 2017	—	—	668,560
Total number of outstanding share rights				3,333,478	3,175,448	2,701,546
of which will be settled in cash				220,833	—	10,169

Schedule of cost before tax for outstanding incentive programs and liability

				Expected cumulative cost
	Actual costs before tax			during the vesting period			Liability
	2018	2017	2016	2018	2017	2016	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
LTI 2018	30	—	—	110	—	—	6	—	—
LTI 2017	31	18	—	74	92	—	10	5	—
LTI 2016	18	13	6	25	52	34	11	8	2
LTI 2015	11	9	2	31	47	30	—	5	2
LTI 2014	—	5	(7)	—	18	20	—	—	6
LTI 2013	—	—	(2)	—	-	37	—	—	—
Total	90	45	(1)	240	209	121	27	18	10
of which cash based programs	16	—	(2)	—	—	1	—	—	—

Schedule of variables used to estimate the fair value

	Original program		Additional allotment
	Series A	Series B	Series A	Series B
Expected annual turnover of personnel	7.0%	7.0%	7.0%	7.0%
Weighted average share price	SEK 109.55	SEK 109.55	SEK 111.52	SEK 111.52
Expected life	2.92 years	2.92 years	2.36 years	2.36 years
Expected value reduction parameter market condition	87%	53%	86%	52%
Estimated fair value	SEK 95.10	SEK 58.55	SEK 95.50	SEK 58.50

Schedule of annual and cumulative LTI program rights

	LTI 2018		LTI 2017
	2018	Cumulative	2018	Cumulative
Number of rights
Allocated at grant date	1,765,100	1,765,100		1,432,558
Outstanding as of January 1, 2018			1,373,574
Allocated, compensation for dividend	—	—	47,647	47,647
Forfeited	(221,914)	(221,914)	(207,918)	(261,081)
Exercised	(60,766)	(60,766)	(163,285)	(169,106)
Total outstanding rights as of December 31, 2018	1,482,420	1,482,420	1,050,018	1,050,018
of which will be settled in cash	86,472	86,472	67,391	67,391

	LTI 2016		LTI 2015
	2018	Cumulative	2018	Cumulative
Number of rights
Allocated at grant date		1,324,968		1,241,935
Outstanding as of January 1, 2018	1,065,265		736,609
Allocated, compensation for dividend	38,640	104,845	(159)	119,953
Allocated, compensation for new issue	—	37,211	-	26,210
Forfeited	(157,399)	(507,560)	(280,067)	(920,505)
Exercised	(145,466)	(158,424)	(456,383)	(467,593)
Total outstanding rights as of December 31, 2018	801,040	801,040	—	—
of which will be settled in cash	66,970	66,970	—	—

Schedule of maximum profit/right and stretch target percentage for retention and performance based conditions

		Retention and performance based
		conditions
	Maximum			Series B			Series C TSR
	profit/right	Series A TSR		ROCE			peer group
LTI 2016	SEK 256	>	0%	5.5	-	8%	> 10%
LTI 2017	SEK 315	>	0%	5.5	-	8%	> 10%
							Series B TSR
							peer group
LTI 2018	SEK 388	>	0%				> 20%

Schedule of retention and performance based conditions

		Minimum	Stretch
		hurdle	target	Performance
Series	Retention and performance based conditions	(20%)	(100%)	outcome	Allotment
A	Total Shareholder Return Tele2 (TSR)		≥ 0%	36.7%	100%
B	Average normalized Return on Capital Employed (ROCE)	9%	12%	4.7%	0%

C	Total Shareholder Return Tele2 (TSR) compared to a peer group	> 0%	≥ 10%	34.2%	100%